DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF

May 31, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.6%
Basic Materials - 3.4%
Chemicals - 1.0%
Ashland LLC
4.75%, 8/15/22	$90,000	$94,106
CF Industries, Inc.
3.45%, 6/1/23	250,000	252,341
PolyOne Corp.
5.25%, 3/15/23	175,000	188,707
5.75%, 5/15/25, 144A	205,000	215,506
PQ Corp., 144A
6.75%, 11/15/22	206,000	210,762
SPCM SA, 144A
4.875%, 9/15/25	150,000	154,217
Valvoline, Inc.
4.375%, 8/15/25, 144A	120,000	122,538
4.25%, 2/15/30, 144A	185,000	184,971
WR Grace & Co.-Conn, 144A
5.125%, 10/1/21	150,000	154,378

(Cost $1,553,751)		1,577,526

Iron/Steel - 0.5%
ArcelorMittal SA
3.60%, 7/16/24	230,000	227,659
6.125%, 6/1/25	150,000	162,979
4.55%, 3/11/26	230,000	235,136
4.25%, 7/16/29	155,000	156,047

(Cost $782,399)		781,821

Mining - 1.9%
Arconic Corp., 144A
6.00%, 5/15/25	215,000	223,288
Celtic Resources Holdings DAC, 144A
4.125%, 10/9/24(a)	150,000	155,850
FMG Resources August 2006 Pty Ltd.
4.75%, 5/15/22, 144A	250,000	254,444
5.125%, 3/15/23, 144A	175,000	181,233
5.125%, 5/15/24, 144A(a)	150,000	155,266
4.50%, 9/15/27, 144A	200,000	202,199
Freeport-McMoRan, Inc.
3.55%, 3/1/22	225,000	227,751
3.875%, 3/15/23	575,000	581,052
4.55%, 11/14/24	250,000	254,401
4.125%, 3/1/28	210,000	203,897
4.25%, 3/1/30	205,000	199,171
Novelis Corp., 144A
5.875%, 9/30/26	425,000	436,515

(Cost $3,052,311)		3,075,067

Communications - 21.0%
Advertising - 0.1%
Lamar Media Corp., 144A
3.75%, 2/15/28
(Cost $181,093)	180,000	175,163

Internet - 3.1%
Match Group, Inc.
5.00%, 12/15/27, 144A	150,000	157,503
4.625%, 6/1/28, 144A	150,000	154,875
4.125%, 8/1/30, 144A	150,000	147,352
Netflix, Inc.
5.50%, 2/15/22	210,000	220,831
5.75%, 3/1/24	125,000	137,018
5.875%, 2/15/25	248,000	278,458
3.625%, 6/15/25, 144A	155,000	159,456
4.375%, 11/15/26	315,000	335,141
4.875%, 4/15/28	492,000	526,762
5.875%, 11/15/28	567,000	646,485
6.375%, 5/15/29	240,000	281,956
5.375%, 11/15/29, 144A	270,000	300,351
4.875%, 6/15/30, 144A	300,000	324,574
NortonLifeLock, Inc.
3.95%, 6/15/22	125,000	127,500
5.00%, 4/15/25, 144A	350,000	358,750
Twitter, Inc., 144A
3.875%, 12/15/27	220,000	219,863
VeriSign, Inc.
4.625%, 5/1/23	177,000	178,309
5.25%, 4/1/25	153,000	168,475
4.75%, 7/15/27	217,000	227,076

(Cost $4,872,377)		4,950,735

Media - 8.7%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.00%, 3/1/23, 144A	180,000	181,914
5.875%, 4/1/24, 144A	550,000	568,620
5.375%, 5/1/25, 144A	225,000	231,774
5.75%, 2/15/26, 144A	705,000	736,721
5.50%, 5/1/26, 144A	450,000	477,182
5.125%, 5/1/27, 144A	965,000	1,015,503
5.875%, 5/1/27, 144A	275,000	288,174
5.00%, 2/1/28, 144A	775,000	813,506
5.375%, 6/1/29, 144A	450,000	485,917
4.75%, 3/1/30, 144A	950,000	994,949
4.50%, 8/15/30, 144A	815,000	847,474
4.50%, 5/1/32, 144A	425,000	439,941

CSC Holdings LLC
6.75%, 11/15/21	293,000	309,509
5.875%, 9/15/22	125,000	132,066
5.375%, 7/15/23, 144A	350,000	356,064
5.25%, 6/1/24	250,000	264,326
6.625%, 10/15/25, 144A	310,000	325,024
10.875%, 10/15/25, 144A	480,000	520,822
5.50%, 5/15/26, 144A	475,000	497,612
5.50%, 4/15/27, 144A	505,000	535,207
5.375%, 2/1/28, 144A	225,000	239,857
Quebecor Media, Inc.
5.75%, 1/15/23	270,000	285,078
Sirius XM Radio, Inc.
3.875%, 8/1/22, 144A	295,000	296,656
4.625%, 5/15/23, 144A	150,000	150,748
4.625%, 7/15/24, 144A	450,000	461,927
5.375%, 4/15/25, 144A	334,000	343,598
5.375%, 7/15/26, 144A	325,000	338,010
5.00%, 8/1/27, 144A	450,000	471,292
Telenet Finance Luxembourg Notes SARL, 144A
5.50%, 3/1/28	400,000	422,000
Videotron Ltd.
5.00%, 7/15/22	271,000	281,329
5.375%, 6/15/24, 144A	200,000	212,623
5.125%, 4/15/27, 144A	125,000	131,769
Virgin Media Secured Finance PLC, 144A
5.50%, 8/15/26	200,000	209,081

(Cost $13,676,738)		13,866,273

Telecommunications - 9.1%
CenturyLink, Inc.
Series T, 5.80%, 3/15/22	265,000	276,849
4.00%, 2/15/27, 144A	400,000	400,130
Hughes Satellite Systems Corp.
5.25%, 8/1/26	235,000	244,062
Level 3 Financing, Inc.
5.375%, 8/15/22	233,000	233,627
5.125%, 5/1/23	280,000	280,379
5.375%, 1/15/24	230,000	233,713
5.375%, 5/1/25	300,000	308,974
5.25%, 3/15/26	247,000	256,217
4.625%, 9/15/27, 144A	300,000	308,133
Nokia OYJ
3.375%, 6/12/22	116,000	118,681
4.375%, 6/12/27	175,000	184,929
Qwest Corp.
6.75%, 12/1/21	290,000	305,796
Sprint Communications, Inc.
11.50%, 11/15/21	320,000	358,168
6.00%, 11/15/22	465,000	495,097
Sprint Corp.
7.25%, 9/15/21	680,000	714,221
7.875%, 9/15/23	1,335,000	1,518,703
7.125%, 6/15/24	745,000	846,622
7.625%, 2/15/25	470,000	550,100
7.625%, 3/1/26	450,000	538,792
Telecom Italia SpA, 144A
5.303%, 5/30/24	475,000	498,961
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	325,000	339,825
T-Mobile USA, Inc.
4.00%, 4/15/22	150,000	154,592
6.00%, 3/1/23	400,000	405,182
6.50%, 1/15/24	150,000	153,811
6.00%, 4/15/24	350,000	356,960
6.375%, 3/1/25	610,000	630,688
5.125%, 4/15/25	170,000	173,930
6.50%, 1/15/26	675,000	713,890
4.50%, 2/1/26	275,000	283,301
5.375%, 4/15/27	150,000	159,811
4.75%, 2/1/28	550,000	585,654
VEON Holdings BV
3.95%, 6/16/21, 144A	300,000	304,988
5.95%, 2/13/23, 144A	300,000	324,976
7.25%, 4/26/23, 144A	200,000	222,425
4.95%, 6/16/24, 144A	150,000	160,975
4.00%, 4/9/25, 144A	300,000	311,128
Zayo Group Holdings, Inc., 144A
4.00%, 3/1/27	470,000	463,023

(Cost $14,250,808)		14,417,313

Consumer, Cyclical - 14.7%
Apparel - 0.7%
Hanesbrands, Inc.
4.625%, 5/15/24, 144A	218,000	222,383
5.375%, 5/15/25, 144A	215,000	220,912
4.875%, 5/15/26, 144A	195,000	197,889
Levi Strauss & Co.
5.00%, 5/1/25	163,000	166,854
William Carter Co.
5.50%, 5/15/25, 144A	155,000	160,038
5.625%, 3/15/27, 144A	155,000	158,781

(Cost $1,125,592)		1,126,857

Auto Manufacturers - 1.7%
Allison Transmission, Inc.
5.00%, 10/1/24, 144A	300,000	303,183
4.75%, 10/1/27, 144A	125,000	121,695
5.875%, 6/1/29, 144A	150,000	151,936
Fiat Chrysler Automobiles NV
5.25%, 4/15/23	465,000	483,037

Ford Motor Credit Co. LLC
Series MTN, 3.55%, 10/7/22	95,000	90,488
3.664%, 9/8/24	235,000	219,654
Series GMTN, 4.389%, 1/8/26	380,000	358,150
4.542%, 8/1/26	235,000	221,488
3.815%, 11/2/27	235,000	207,975
Tesla, Inc., 144A
5.30%, 8/15/25	540,000	541,679

(Cost $2,599,247)		2,699,285

Auto Parts & Equipment - 0.6%
Clarios Global LP, 144A
6.75%, 5/15/25	145,000	151,012
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 144A
6.25%, 5/15/26	315,000	320,462
ZF North America Capital, Inc.
4.50%, 4/29/22, 144A	200,000	198,190
4.75%, 4/29/25, 144A	340,000	332,775

(Cost $990,804)		1,002,439

Distribution/Wholesale - 0.4%
American Builders & Contractors Supply Co., Inc.
5.875%, 5/15/26, 144A	200,000	207,463
4.00%, 1/15/28, 144A	195,000	196,427
Anixter, Inc.
5.125%, 10/1/21	105,000	107,743
HD Supply, Inc., 144A
5.375%, 10/15/26	175,000	180,758

(Cost $685,037)		692,391

Entertainment - 1.5%
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 144A
5.50%, 5/1/25	300,000	306,000
Churchill Downs, Inc.
5.50%, 4/1/27, 144A	200,000	201,713
4.75%, 1/15/28, 144A	140,000	135,074
Eldorado Resorts, Inc.
6.00%, 4/1/25	254,000	260,006
6.00%, 9/15/26	193,000	202,137
Live Nation Entertainment, Inc., 144A
6.50%, 5/15/27	365,000	388,497
Six Flags Theme Parks, Inc., 144A
7.00%, 7/1/25	225,000	240,187
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 144A
7.00%, 7/15/26	285,000	302,760
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.75%, 4/15/25, 144A	175,000	182,656
5.125%, 10/1/29, 144A	225,000	216,597

(Cost $2,421,178)		2,435,627

Food Service - 0.7%
Aramark Services, Inc.
5.00%, 4/1/25, 144A	219,000	220,777
6.375%, 5/1/25, 144A	375,000	393,484
4.75%, 6/1/26	155,000	153,125
5.00%, 2/1/28, 144A	375,000	370,243

(Cost $1,125,719)		1,137,629

Home Builders - 1.9%
KB Home
7.00%, 12/15/21	140,000	146,807
Lennar Corp.
4.125%, 1/15/22	300,000	305,167
4.875%, 12/15/23	125,000	132,331
4.50%, 4/30/24	185,000	193,807
5.875%, 11/15/24	153,000	166,180
4.75%, 5/30/25	170,000	181,918
4.75%, 11/29/27	285,000	311,310
Mattamy Group Corp.
5.25%, 12/15/27, 144A	150,000	145,969
4.625%, 3/1/30, 144A	180,000	166,022
Meritage Homes Corp.
6.00%, 6/1/25	120,000	128,537
PulteGroup, Inc.
5.50%, 3/1/26	243,000	269,221
5.00%, 1/15/27	170,000	180,694
Toll Brothers Finance Corp.
5.875%, 2/15/22	90,000	93,994
4.375%, 4/15/23	159,000	163,157
4.875%, 3/15/27	150,000	158,409
4.35%, 2/15/28	128,000	131,016
3.80%, 11/1/29	100,000	98,184

(Cost $2,840,178)		2,972,723

Home Furnishings - 0.2%
Tempur Sealy International, Inc.
5.625%, 10/15/23	150,000	150,547
5.50%, 6/15/26	180,000	180,866

(Cost $341,139)		331,413

Housewares - 0.9%
Newell Brands, Inc.
4.35%, 4/1/23	415,000	428,488
4.875%, 6/1/25	120,000	124,776
4.70%, 4/1/26	650,000	676,195

Scotts Miracle-Gro Co.
4.50%, 10/15/29	125,000	128,519

(Cost $1,341,084)		1,357,978

Lodging - 2.3%
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24	302,000	302,409
5.375%, 5/1/25, 144A	150,000	154,155
5.125%, 5/1/26	451,000	453,904
5.75%, 5/1/28, 144A	155,000	160,813
4.875%, 1/15/30	295,000	294,382
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 4/1/25	285,000	283,901
4.875%, 4/1/27	190,000	189,015
Marriott Ownership Resorts, Inc., 144A
6.125%, 9/15/25	150,000	154,875
Melco Resorts Finance Ltd.
4.875%, 6/6/25, 144A	330,000	327,057
5.25%, 4/26/26, 144A(a)	150,000	149,809
5.625%, 7/17/27, 144A	200,000	200,500
5.375%, 12/4/29, 144A	250,000	247,750
MGM Resorts International
5.75%, 6/15/25	210,000	210,129
4.625%, 9/1/26	90,000	86,211
5.50%, 4/15/27(a)	221,000	215,240
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A
4.25%, 5/30/23	155,000	146,183

(Cost $3,549,452)		3,576,333

Retail - 3.4%
1011778 BC ULC / New Red Finance, Inc.
4.25%, 5/15/24, 144A	450,000	456,387
5.75%, 4/15/25, 144A	100,000	106,470
5.00%, 10/15/25, 144A	888,000	899,806
3.875%, 1/15/28, 144A	266,000	262,687
4.375%, 1/15/28, 144A	200,000	196,963
eG Global Finance PLC
6.75%, 2/7/25, 144A	150,000	152,234
8.50%, 10/30/25, 144A	250,000	261,276
Gap, Inc., 144A
8.375%, 5/15/23	120,000	128,100
IRB Holding Corp., 144A
7.00%, 6/15/25	230,000	239,200
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 6/1/24, 144A	375,000	384,823
5.25%, 6/1/26, 144A	379,000	395,356
4.75%, 6/1/27, 144A	230,000	239,107
Murphy Oil USA, Inc.
4.75%, 9/15/29	165,000	169,952
PetSmart, Inc., 144A
5.875%, 6/1/25	322,000	323,006
QVC, Inc.
5.125%, 7/2/22	175,000	175,656
4.375%, 3/15/23	200,000	196,000
4.85%, 4/1/24	175,000	171,500
4.45%, 2/15/25	195,000	186,713
4.75%, 2/15/27	175,000	167,563
Yum! Brands, Inc.
7.75%, 4/1/25, 144A	75,000	83,063
4.75%, 1/15/30, 144A	250,000	260,266

(Cost $5,409,981)		5,456,128

Toys/Games/Hobbies - 0.4%
Mattel, Inc.
6.75%, 12/31/25, 144A	405,000	423,268
5.875%, 12/15/27, 144A	200,000	203,963

(Cost $608,920)		627,231

Consumer, Non-cyclical - 20.3%
Agriculture - 0.1%
Darling Ingredients, Inc., 144A
5.25%, 4/15/27
(Cost $178,409)	175,000	182,508

Commercial Services - 4.4%
ADT Security Corp.
6.25%, 10/15/21	45,000	46,638
3.50%, 7/15/22	442,000	446,913
4.125%, 6/15/23	218,000	219,113
Allied Universal Holdco LLC / Allied Universal Finance Corp., 144A
6.625%, 7/15/26	465,000	489,338
ASGN, Inc., 144A
4.625%, 5/15/28	175,000	167,478
Brink’s Co., 144A
4.625%, 10/15/27	175,000	164,186
Garda World Security Corp., 144A
4.625%, 2/15/27	100,000	101,187
Gartner, Inc., 144A
5.125%, 4/1/25	251,000	256,777
Jaguar Holding Co. II / PPD Development LP, 144A
6.375%, 8/1/23	300,000	309,187
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.25%, 4/15/24, 144A	250,000	261,276
5.75%, 4/15/26, 144A	400,000	412,936
Refinitiv US Holdings, Inc., 144A
6.25%, 5/15/26	401,000	428,996

Service Corp. International
5.375%, 5/15/24	255,000	261,402
4.625%, 12/15/27	195,000	205,765
5.125%, 6/1/29	200,000	215,963
ServiceMaster Co. LLC, 144A
5.125%, 11/15/24	235,000	238,550
United Rentals North America, Inc.
5.50%, 7/15/25	268,000	278,078
4.625%, 10/15/25	230,000	234,480
5.875%, 9/15/26	326,000	342,514
6.50%, 12/15/26	350,000	374,873
5.50%, 5/15/27	250,000	266,079
3.875%, 11/15/27	200,000	200,963
4.875%, 1/15/28	540,000	557,612
5.25%, 1/15/30	225,000	234,521
4.00%, 7/15/30	235,000	229,345
WEX, Inc., 144A
4.75%, 2/1/23	100,000	98,864

(Cost $6,886,426)		7,043,034

Cosmetics/Personal Care - 0.1%
Edgewell Personal Care Co.
4.70%, 5/24/22
(Cost $173,561)	168,000	173,563

Food - 4.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.50%, 2/15/23, 144A	225,000	226,828
4.625%, 1/15/27, 144A	415,000	422,182
4.875%, 2/15/30, 144A	300,000	311,812
JBS USA LUX SA / JBS USA Finance, Inc.
5.875%, 7/15/24, 144A	250,000	254,454
5.75%, 6/15/25, 144A	350,000	359,625
Kraft Heinz Foods Co.
3.50%, 6/6/22	200,000	207,687
3.95%, 7/15/25	423,000	444,178
3.00%, 6/1/26	720,000	721,148
3.875%, 5/15/27, 144A	340,000	357,465
4.625%, 1/30/29	375,000	405,291
3.75%, 4/1/30, 144A	320,000	332,108
4.25%, 3/1/31, 144A	410,000	436,356
Lamb Weston Holdings, Inc.
4.625%, 11/1/24, 144A	275,000	287,434
4.875%, 11/1/26, 144A	245,000	254,142
4.875%, 5/15/28, 144A	150,000	157,455
Pilgrim’s Pride Corp., 144A
5.75%, 3/15/25	300,000	307,532
Post Holdings, Inc.
5.00%, 8/15/26, 144A	610,000	625,406
5.75%, 3/1/27, 144A	325,000	339,757
4.625%, 4/15/30, 144A	360,000	356,175
TreeHouse Foods, Inc., 144A
6.00%, 2/15/24	189,000	194,217

(Cost $6,940,192)		7,001,252

Healthcare-Products - 1.4%
Avantor, Inc.
6.00%, 10/1/24, 144A	505,000	531,459
9.00%, 10/1/25, 144A	625,000	676,628
Hill-Rom Holdings, Inc., 144A
4.375%, 9/15/27	155,000	159,621
Hologic, Inc.
4.375%, 10/15/25, 144A	300,000	307,469
4.625%, 2/1/28, 144A	115,000	119,434
Teleflex, Inc.
4.875%, 6/1/26	149,000	154,000
4.625%, 11/15/27	150,000	156,778
4.25%, 6/1/28, 144A	140,000	144,550

(Cost $2,231,818)		2,249,939

Healthcare-Services - 8.3%
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26, 144A	135,000	138,518
5.00%, 7/15/27, 144A	150,000	154,097
Centene Corp.
4.75%, 5/15/22	400,000	405,910
4.75%, 1/15/25	395,000	408,867
4.75%, 1/15/25	175,000	181,143
5.25%, 4/1/25, 144A	330,000	341,240
5.375%, 6/1/26, 144A	550,000	582,896
5.375%, 8/15/26, 144A	246,000	261,031
4.25%, 12/15/27	750,000	785,201
4.625%, 12/15/29	1,045,000	1,129,760
3.375%, 2/15/30	625,000	633,791
Charles River Laboratories International, Inc.
5.50%, 4/1/26, 144A	50,000	52,395
4.25%, 5/1/28, 144A	200,000	202,151
DaVita, Inc.
5.125%, 7/15/24	550,000	561,558
5.00%, 5/1/25	475,000	488,359
Encompass Health Corp.
5.75%, 11/1/24	220,000	221,887
4.50%, 2/1/28	240,000	244,756
4.75%, 2/1/30	245,000	249,137
HCA, Inc.
5.875%, 5/1/23	325,000	354,193
5.375%, 2/1/25	539,000	593,059
5.875%, 2/15/26	365,000	409,437
5.375%, 9/1/26	245,000	271,498
5.625%, 9/1/28	305,000	350,311
5.875%, 2/1/29	250,000	290,391
3.50%, 9/1/30	610,000	601,868

IQVIA, Inc.
5.00%, 10/15/26, 144A	475,000	496,425
5.00%, 5/15/27, 144A	250,000	261,351
LifePoint Health, Inc., 144A
4.375%, 2/15/27	185,000	179,103
Molina Healthcare, Inc.
5.375%, 11/15/22	250,000	259,444
Tenet Healthcare Corp.
4.625%, 7/15/24	575,000	583,685
4.625%, 9/1/24, 144A	200,000	202,849
7.50%, 4/1/25, 144A	100,000	109,500
4.875%, 1/1/26, 144A	615,000	633,004
5.125%, 11/1/27, 144A	520,000	539,014

(Cost $12,811,336)		13,177,829

Household Products/Wares - 0.2%
Prestige Brands, Inc.
6.375%, 3/1/24, 144A(a)	200,000	206,271
5.125%, 1/15/28, 144A	120,000	122,175

(Cost $329,452)		328,446

Pharmaceuticals - 1.4%
Bausch Health Cos., Inc.
7.00%, 3/15/24, 144A	600,000	622,437
5.50%, 11/1/25, 144A	550,000	569,594
5.75%, 8/15/27, 144A	150,000	160,876
Elanco Animal Health, Inc.
4.662%, 8/27/21	175,000	178,937
5.022%, 8/28/23	200,000	212,204
5.65%, 8/28/28	220,000	244,200
Horizon Therapeutics USA, Inc., 144A
5.50%, 8/1/27	200,000	210,963

(Cost $2,163,098)		2,199,211

Energy - 12.6%
Energy-Alternate Sources - 0.4%
TerraForm Power Operating LLC
4.25%, 1/31/23, 144A	158,000	161,257
5.00%, 1/31/28, 144A	230,000	245,483
4.75%, 1/15/30, 144A	200,000	207,962

(Cost $612,346)		614,702

Oil & Gas - 6.5%
Aker BP ASA
6.00%, 7/1/22, 144A(a)	100,000	100,555
5.875%, 3/31/25, 144A	180,000	180,284
Cenovus Energy, Inc.
3.00%, 8/15/22	155,000	147,367
CITGO Petroleum Corp., 144A
6.25%, 8/15/22	198,000	194,657
CNX Resources Corp.
5.875%, 4/15/22	280,000	278,825
7.25%, 3/14/27, 144A(a)	150,000	142,223
Continental Resources, Inc.
5.00%, 9/15/22	300,000	286,710
3.80%, 6/1/24	300,000	262,500
4.375%, 1/15/28	315,000	266,868
CrownRock LP / CrownRock Finance, Inc., 144A
5.625%, 10/15/25	378,000	361,703
CVR Energy, Inc.
5.25%, 2/15/25, 144A	200,000	180,625
5.75%, 2/15/28, 144A	115,000	102,566
Endeavor Energy Resources LP / EER Finance, Inc.
5.50%, 1/30/26, 144A	155,000	151,244
5.75%, 1/30/28, 144A	295,000	288,677
EQT Corp.
3.00%, 10/1/22	250,000	242,344
6.125%, 2/1/25(a)	260,000	266,551
3.90%, 10/1/27	400,000	352,250
7.00%, 2/1/30	235,000	249,834
MEG Energy Corp., 144A
6.50%, 1/15/25	139,000	137,093
Occidental Petroleum Corp.
2.70%, 8/15/22	600,000	555,000
2.90%, 8/15/24	880,000	704,000
3.50%, 6/15/25	235,000	184,328
5.55%, 3/15/26	320,000	273,600
3.40%, 4/15/26	360,000	267,300
3.20%, 8/15/26	305,000	224,083
3.00%, 2/15/27	250,000	172,500
3.50%, 8/15/29	445,000	304,825
Parkland Corp.
6.00%, 4/1/26, 144A	130,000	131,276
5.875%, 7/15/27, 144A	160,000	160,370
Parsley Energy LLC / Parsley Finance Corp.
5.375%, 1/15/25, 144A	185,000	182,338
5.25%, 8/15/25, 144A	148,000	143,729
5.625%, 10/15/27, 144A	225,000	221,021
4.125%, 2/15/28, 144A	100,000	93,437
PBF Holding Co. LLC / PBF Finance Corp., 144A
9.25%, 5/15/25	310,000	336,418
PDC Energy, Inc.
5.75%, 5/15/26	190,000	176,112
Seven Generations Energy Ltd.
6.875%, 6/30/23, 144A	140,000	135,073
5.375%, 9/30/25, 144A	220,000	182,735
Southwestern Energy Co.
7.75%, 10/1/27(a)	130,000	121,140

Sunoco LP / Sunoco Finance Corp.
4.875%, 1/15/23	320,000	325,867
5.50%, 2/15/26	250,000	252,140
6.00%, 4/15/27	160,000	164,702
WPX Energy, Inc.
8.25%, 8/1/23	92,000	98,545
5.25%, 9/15/24	225,000	224,013
5.75%, 6/1/26	150,000	150,436
5.25%, 10/15/27	185,000	179,416
4.50%, 1/15/30	260,000	238,793

(Cost $10,284,963)		10,396,073

Oil & Gas Services - 0.4%
Archrock Partners LP / Archrock Partners Finance Corp.
6.875%, 4/1/27, 144A	150,000	141,436
6.25%, 4/1/28, 144A	140,000	133,262
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	230,000	221,913
6.875%, 9/1/27	235,000	224,382

(Cost $773,818)		720,993

Pipelines - 5.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A
5.75%, 1/15/28	205,000	160,916
Buckeye Partners LP
4.15%, 7/1/23	155,000	153,426
4.125%, 3/1/25, 144A	160,000	157,500
3.95%, 12/1/26	180,000	173,488
4.125%, 12/1/27	160,000	154,900
4.50%, 3/1/28, 144A	105,000	101,916
Cheniere Energy Partners LP
5.25%, 10/1/25	455,000	462,685
5.625%, 10/1/26	356,000	363,170
4.50%, 10/1/29, 144A	445,000	436,018
DCP Midstream Operating LP
4.75%, 9/30/21, 144A	160,000	157,250
3.875%, 3/15/23	150,000	142,216
5.375%, 7/15/25	236,000	228,964
5.125%, 5/15/29	190,000	173,340
EQM Midstream Partners LP
4.75%, 7/15/23	330,000	327,081
4.00%, 8/1/24	140,000	133,569
4.125%, 12/1/26	160,000	148,250
5.50%, 7/15/28	265,000	245,534
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	150,000	136,217
6.25%, 5/15/26	140,000	125,194
7.75%, 2/1/28	235,000	220,069
Hess Midstream Operations LP
5.625%, 2/15/26, 144A	180,000	174,223
5.125%, 6/15/28, 144A	125,000	118,321
NuStar Logistics LP
6.00%, 6/1/26	140,000	134,728
5.625%, 4/28/27	170,000	161,469
Rockies Express Pipeline LLC
3.60%, 5/15/25, 144A	115,000	104,937
4.95%, 7/15/29, 144A	168,000	156,626
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.25%, 5/1/23	150,000	151,141
4.25%, 11/15/23	250,000	245,074
6.75%, 3/15/24	145,000	147,899
5.125%, 2/1/25	150,000	149,860
5.875%, 4/15/26	200,000	203,468
5.375%, 2/1/27	165,000	164,351
6.50%, 7/15/27	210,000	219,827
5.00%, 1/15/28	195,000	189,716
6.875%, 1/15/29	225,000	240,958
5.50%, 3/1/30, 144A	320,000	317,301
Western Midstream Operating LP
4.00%, 7/1/22	195,000	192,683
3.10%, 2/1/25	305,000	285,364
3.95%, 6/1/25	155,000	144,878
4.65%, 7/1/26	155,000	145,347
4.50%, 3/1/28	125,000	114,337
4.75%, 8/15/28	125,000	113,750
4.05%, 2/1/30	355,000	320,281

(Cost $8,242,271)		8,398,242

Financial - 9.8%
Banks - 1.6%
CIT Group, Inc.
5.00%, 8/15/22	290,000	291,628
5.00%, 8/1/23	261,000	262,278
4.75%, 2/16/24	160,000	160,550
5.25%, 3/7/25	192,000	192,980
6.125%, 3/9/28	95,000	98,663
Commerzbank AG, 144A
8.125%, 9/19/23	350,000	392,385
Intesa Sanpaolo SpA
5.017%, 6/26/24, 144A	650,000	652,594
5.71%, 1/15/26, 144A	470,000	484,082

(Cost $2,570,855)		2,535,160

Diversified Financial Services - 1.9%
Ally Financial, Inc.
5.75%, 11/20/25	316,000	329,627
Credit Acceptance Corp., 144A
5.125%, 12/31/24	125,000	115,703

LPL Holdings, Inc.
5.75%, 9/15/25, 144A	270,000	281,544
4.625%, 11/15/27, 144A	125,000	122,734
Navient Corp.
6.50%, 6/15/22	316,000	311,157
Quicken Loans LLC
5.75%, 5/1/25, 144A	381,000	389,613
5.25%, 1/15/28, 144A	305,000	308,689
Springleaf Finance Corp.
6.125%, 5/15/22	292,000	293,643
5.625%, 3/15/23	281,000	276,258
6.125%, 3/15/24	390,000	379,632
5.375%, 11/15/29	225,000	199,983

(Cost $3,066,228)		3,008,583

Insurance - 0.7%
Acrisure LLC / Acrisure Finance, Inc., 144A
8.125%, 2/15/24	300,000	318,887
HUB International Ltd., 144A
7.00%, 5/1/26	400,000	412,090
Radian Group, Inc.
4.50%, 10/1/24	135,000	133,923
6.625%, 3/15/25	160,000	163,280
4.875%, 3/15/27	130,000	121,737

(Cost $1,150,231)		1,149,917

Real Estate - 0.4%
Howard Hughes Corp., 144A
5.375%, 3/15/25	305,000	290,700
Kennedy-Wilson, Inc.
5.875%, 4/1/24	349,000	331,765

(Cost $672,422)		622,465

Real Estate Investment Trusts - 4.2%
Diversified Healthcare Trust
4.75%, 2/15/28	150,000	124,984
ESH Hospitality, Inc.
5.25%, 5/1/25, 144A	370,000	360,789
4.625%, 10/1/27, 144A	250,000	237,141
Iron Mountain, Inc.
4.375%, 6/1/21, 144A	230,000	230,470
6.00%, 8/15/23	50,000	50,630
5.75%, 8/15/24	380,000	381,540
4.875%, 9/15/27, 144A	320,000	322,530
5.25%, 3/15/28, 144A	240,000	244,156
4.875%, 9/15/29, 144A	300,000	301,621
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	335,000	349,273
4.50%, 9/1/26	129,000	127,410
5.75%, 2/1/27	250,000	262,616
MPT Operating Partnership LP / MPT Finance Corp.
6.375%, 3/1/24	150,000	154,316
5.25%, 8/1/26	140,000	143,907
5.00%, 10/15/27	404,000	418,910
4.625%, 8/1/29	300,000	297,703
Ryman Hospitality Properties, Inc., 144A
4.75%, 10/15/27	215,000	182,979
SBA Communications Corp.
4.00%, 10/1/22	223,000	226,808
4.875%, 9/1/24	350,000	361,917
3.875%, 2/15/27, 144A	450,000	459,281
VICI Properties LP / VICI Note Co., Inc.
3.50%, 2/15/25, 144A	202,000	194,899
4.25%, 12/1/26, 144A	387,000	384,289
3.75%, 2/15/27, 144A	237,000	229,261
4.625%, 12/1/29, 144A	300,000	299,993
4.125%, 8/15/30, 144A	315,000	304,714

(Cost $6,611,899)		6,652,137

Venture Capital - 1.0%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 2/1/22	220,000	221,589
6.75%, 2/1/24	150,000	152,797
4.75%, 9/15/24	325,000	314,946
6.375%, 12/15/25	200,000	202,539
6.25%, 5/15/26	400,000	403,016
5.25%, 5/15/27	320,000	305,800

(Cost $1,585,604)		1,600,687

Industrial - 9.3%
Aerospace/Defense - 1.7%
Howmet Aerospace, Inc.
5.125%, 10/1/24	418,000	424,772
6.875%, 5/1/25	385,000	409,491
Signature Aviation US Holdings, Inc., 144A
4.00%, 3/1/28	200,000	177,963
TransDigm, Inc.
8.00%, 12/15/25, 144A	285,000	309,225
6.25%, 3/15/26, 144A	1,365,000	1,398,907

(Cost $2,724,952)		2,720,358

Building Materials - 1.5%
Builders FirstSource, Inc.
6.75%, 6/1/27, 144A	259,000	273,520
5.00%, 3/1/30, 144A	150,000	139,102
Griffon Corp.
5.75%, 3/1/28	265,000	264,715
JELD-WEN, Inc.
4.625%, 12/15/25, 144A	101,000	96,066
4.875%, 12/15/27, 144A	135,000	127,043

Standard Industries, Inc.
5.375%, 11/15/24, 144A	335,000	341,906
6.00%, 10/15/25, 144A	325,000	335,762
5.00%, 2/15/27, 144A	260,000	268,444
4.75%, 1/15/28, 144A	310,000	312,931
Summit Materials LLC / Summit Materials Finance Corp.
6.125%, 7/15/23	176,000	176,275

(Cost $2,300,690)		2,335,764

Electrical Components & Equipment - 0.1%
Energizer Holdings, Inc., 144A
5.50%, 6/15/25
(Cost $176,064)	170,000	174,445

Electronics - 0.1%
Sensata Technologies BV, 144A
4.875%, 10/15/23
(Cost $158,179)	156,000	160,776

Engineering & Construction - 0.5%
AECOM
5.875%, 10/15/24	249,000	267,502
5.125%, 3/15/27	295,000	314,063
MasTec, Inc.
4.875%, 3/15/23	125,000	125,455

(Cost $694,011)		707,020

Environmental Control - 0.6%
Advanced Disposal Services, Inc., 144A
5.625%, 11/15/24	150,000	155,609
Clean Harbors, Inc., 144A
4.875%, 7/15/27	150,000	155,597
GFL Environmental, Inc.
4.25%, 6/1/25, 144A	170,000	172,550
7.00%, 6/1/26, 144A	100,000	105,606
5.125%, 12/15/26, 144A	135,000	140,822
Stericycle, Inc., 144A
5.375%, 7/15/24	180,000	184,613

(Cost $911,405)		914,797

Hand/Machine Tools - 0.2%
Colfax Corp.
6.00%, 2/15/24, 144A	200,000	208,521
6.375%, 2/15/26, 144A	115,000	120,642

(Cost $324,864)		329,163

Packaging & Containers - 3.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 9/15/22, 144A	312,000	315,703
6.00%, 2/15/25, 144A	600,000	619,320
5.25%, 4/30/25, 144A	150,000	156,937
4.125%, 8/15/26, 144A	200,000	201,159
5.25%, 8/15/27, 144A	225,000	222,146
Ball Corp.
5.00%, 3/15/22	200,000	209,585
4.00%, 11/15/23	250,000	263,501
5.25%, 7/1/25	345,000	387,730
4.875%, 3/15/26	250,000	275,734
Berry Global, Inc.
5.50%, 5/15/22	175,000	175,108
5.125%, 7/15/23	162,000	164,125
4.50%, 2/15/26, 144A	150,000	151,141
4.875%, 7/15/26, 144A	375,000	392,872
5.625%, 7/15/27, 144A	150,000	157,973
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 1/15/23	305,000	315,863
Graphic Packaging International LLC, 144A
3.50%, 3/15/28	150,000	146,719
Owens-Brockway Glass Container, Inc., 144A
5.875%, 8/15/23	210,000	218,422
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A
5.125%, 7/15/23	525,000	532,930
Sealed Air Corp.
4.875%, 12/1/22, 144A	50,000	52,301
5.25%, 4/1/23, 144A	175,000	183,950
5.125%, 12/1/24, 144A	175,000	189,934
5.50%, 9/15/25, 144A	90,000	97,528
4.00%, 12/1/27, 144A	125,000	126,016
Silgan Holdings, Inc., 144A
4.125%, 2/1/28	180,000	181,012
Trivium Packaging Finance BV, 144A
5.50%, 8/15/26	325,000	341,708

(Cost $5,997,735)		6,079,417

Transportation - 0.8%
Cargo Aircraft Management, Inc., 144A
4.75%, 2/1/28	160,000	160,322
XPO Logistics, Inc.
6.50%, 6/15/22, 144A	354,000	355,230
6.125%, 9/1/23, 144A	100,000	101,511
6.75%, 8/15/24, 144A	443,000	461,874
6.25%, 5/1/25, 144A	250,000	261,525

(Cost $1,345,526)		1,340,462

Technology - 4.5%
Computers - 1.3%
Dell International LLC / EMC Corp.
5.875%, 6/15/21, 144A	275,000	275,513
7.125%, 6/15/24, 144A	473,000	491,771
EMC Corp.
3.375%, 6/1/23	320,000	322,559
NCR Corp.
5.00%, 7/15/22	200,000	200,505
Western Digital Corp.
4.75%, 2/15/26	675,000	712,020

(Cost $1,970,818)		2,002,368

Office/Business Equipment - 0.6%
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	180,000	195,994
4.125%, 5/1/25	150,000	154,125
5.00%, 9/1/25	200,000	207,289
4.25%, 4/1/28	172,000	174,977
Xerox Corp.
4.125%, 3/15/23	300,000	297,183

(Cost $1,004,255)		1,029,568

Semiconductors - 0.3%
Qorvo, Inc.
5.50%, 7/15/26	295,000	310,442
4.375%, 10/15/29, 144A	170,000	174,436

(Cost $480,345)		484,878

Software - 2.3%
Camelot Finance SA, 144A
4.50%, 11/1/26	200,000	201,408
CDK Global, Inc.
5.00%, 10/15/24	160,000	170,497
5.875%, 6/15/26	187,000	197,250
4.875%, 6/1/27	176,000	183,113
5.25%, 5/15/29, 144A	150,000	153,235
MSCI, Inc.
4.75%, 8/1/26, 144A	150,000	156,811
5.375%, 5/15/27, 144A	198,000	213,425
4.00%, 11/15/29, 144A	300,000	314,194
3.625%, 9/1/30, 144A	125,000	128,262
3.875%, 2/15/31, 144A	290,000	298,010
Nuance Communications, Inc.
5.625%, 12/15/26	150,000	159,478
Open Text Corp.
5.875%, 6/1/26, 144A	272,000	281,470
3.875%, 2/15/28, 144A	275,000	272,207
PTC, Inc.
3.625%, 2/15/25, 144A	165,000	166,341
4.00%, 2/15/28, 144A	150,000	150,469
SS&C Technologies, Inc., 144A
5.50%, 9/30/27	590,000	621,066

(Cost $3,638,237)		3,667,236

Utilities - 3.0%
Electric - 3.0%
AES Corp.
4.50%, 3/15/23	50,000	51,070
4.875%, 5/15/23	166,000	167,595
5.50%, 4/15/25	218,000	224,129
6.00%, 5/15/26	225,000	238,458
5.125%, 9/1/27	150,000	159,203
Calpine Corp., 144A
5.25%, 6/1/26	360,000	373,829
Clearway Energy Operating LLC, 144A
4.75%, 3/15/28	260,000	268,857
NextEra Energy Operating Partners LP
4.25%, 7/15/24, 144A	255,000	263,952
4.25%, 9/15/24, 144A	125,000	129,388
3.875%, 10/15/26, 144A	170,000	174,224
4.50%, 9/15/27, 144A	150,000	159,436
NRG Energy, Inc.
7.25%, 5/15/26	300,000	323,471
6.625%, 1/15/27	424,000	452,542
5.75%, 1/15/28	156,000	170,011
5.25%, 6/15/29, 144A	235,000	256,694
Vistra Energy Corp.
5.875%, 6/1/23	200,000	202,583
Vistra Operations Co. LLC
5.50%, 9/1/26, 144A	302,000	317,977
5.625%, 2/15/27, 144A	400,000	426,010
5.00%, 7/31/27, 144A	400,000	419,426

(Cost $4,698,577)		4,778,855

TOTAL CORPORATE BONDS (Cost $155,118,395)		157,039,780

	Number of Shares
SECURITIES LENDING COLLATERAL - 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(b)(c)
(Cost $1,381,008)	1,381,008	1,381,008

CASH EQUIVALENTS - 1.1%
DWS Government Money Market Series “Institutional Shares”, 0.12%(b)
(Cost $1,685,563)	1,685,563	1,685,563

TOTAL INVESTMENTS - 100.6% (Cost $158,184,966)		$160,106,351
Other assets and liabilities, net - (0.6%)		(876,477)

NET ASSETS - 100.0%		$159,229,874

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
SECURITIES LENDING COLLATERAL — 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(b)(c)
1,219,663	161,345(d)	—	—	—	3,945	—	1,381,008	1,381,008
CASH EQUIVALENTS — 1.1%
DWS Government Money Market Series “Institutional Shares”, 0.12%(b)
1,864,770	35,059,749	(35,238,956)	—	—	12,607	—	1,685,563	1,685,563

3,084,433	35,221,094	(35,238,956)	—	—	16,552	—	3,066,571	3,066,571

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $1,442,275, which is 0.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $110,947.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2020.
GMTN:	Global Medium Term Note
MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(e)	$—	$157,039,780	$—	$157,039,780
Short-Term Investments(e)	3,066,571	—	—	3,066,571

TOTAL	$3,066,571	$157,039,780	$—	$160,106,351

(e)	See Schedule of Investments for additional detailed categorizations.